GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of July 31, 2024, the Company had $293,107 in its operating bank account and a working capital deficit of $2,970,428. To date, the Company has been funding operations through proceeds from the issuance of common stock, financing through certain investors, the consummation of its IPO in April 2023 (see Note 4), and convertible note financing under two tranches in October 2023 and December 2023, pursuant to which it raised total gross proceeds of $2,371,500. Additionally, the Company received funds in the amount of $125,000 from an unsecured promissory note from its CEO (see Note 9), as well as gross proceeds of $184,500 from a promissory note with an investor in March 2024 (see Note 9) and gross proceeds of $720,000 from convertible debt financing with two investors in April 2024 (see Note 9). As of the end of the third fiscal quarter, the Company received gross proceeds of $720,000 from convertible note financing with the same April 2024 investors (see Note 9) and subsequent to the quarter, secured a financing with gross proceeds of $134,000 from the March 2024 investor (see Note 13). The Company also expects to receive additional funding from a public offering on Form S-1, an amendment to which was filed with the Securities and Exchange Commission (“SEC”) on August 8, 2024.

The accompanying condensed financial statements have been prepared on the basis that the Company will continue as a going concern over the next twelve months from the date of issuance of these condensed financial statements, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. As of July 31, 2024, the Company has an accumulated deficit of $18,373,436 and has experienced losses from continuing operations. Based on the Company’s cash balance as of July 31, 2024 and projected cash needs for the twelve months following the issuance of these condensed financial statements, management estimates that it will need to generate sufficient sales revenue and/or raise additional capital to cover operating and capital requirements. Management will need to raise the additional funds by issuing additional shares of common stock or other equity securities or obtaining additional debt financing. Although management has been successful to date in raising necessary funding and obtaining financing through investors, there can be no assurance that any required future financing can be successfully completed on a timely basis, on terms acceptable to the Company, or at all. Based on these circumstances, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the issuance of these condensed financial statements.

Accordingly, the accompanying condensed financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 3 – GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS

As of October 31, 2023, the Company had $1,561,924 in its operating bank account and working capital deficit of $156,045. To date, the Company has been funding operations through proceeds from the issuance of common stock, financing through certain investors and its IPO, which closed with net proceeds of $4,940,000. Upon consummation of the IPO, the Company used the net proceeds to i) repay a non-interest-bearing note payable in the amount of $1,032,512, and ii) repay a bridge note with three investors with a principal amount of $440,000 (see Notes 7 and 9). Additionally, on October 4, 2023, the Company entered into a securities purchase agreement (“October 2023 SPA”) with an institutional investor for convertible note financing in an aggregate principal amount of up to $3.5 million under two tranches; on that same date, the investor funded the first tranche for approximately $1.9 million (net of original issue discount of 7%).

The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern over the next twelve months from the date of issuance of these financial statements, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. As of October 31, 2023, the Company has an accumulated deficit of $10,446,882 and has experienced losses from continuing operations. Based on the Company’s cash balance as of October 31, 2023 and projected cash needs for the twelve months following the issuance of these financial statements, management estimates that it will need to generate sufficient sales revenue and/or raise additional capital to cover operating and capital requirements. Management will need to raise the additional funds by issuing additional shares of common stock or other equity securities or obtaining additional debt financing. Although management has been successful to date in raising necessary funding and obtaining financing through investors, there can be no assurance that any required future financing can be successfully completed on a timely basis, or on terms acceptable to the Company. Based on these circumstances, management has determined that these conditions raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the issuance of these financial statements.

Accordingly, the accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.